DISCONTINUED OPERATION - Statement of income (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Interest on loans		$ 29,950,679	$ 31,058,677	$ 33,567,237
Interest income on overnight and market funds		100,741	130,126	103,145
Interest and valuation on financial instruments		1,436,106	1,665,513	549,219
Total interest and valuation on financial instruments		31,487,526	32,854,316	34,219,601
Interest expenses		(12,061,226)	(13,687,660)	(15,430,183)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		19,426,300	19,166,656	18,789,418
Credit impairment charges on loans and advances , net		(4,437,432)	(4,964,893)	(7,210,390)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments and other financial instruments		14,996,382	14,171,055	11,598,333
Total fees and commissions, net		4,354,944	3,901,130	3,709,570
Other operating income		3,572,074	2,976,110	3,942,712
Dividends and net income on equity investments		693,011	93,099	196,686
Total operating expenses		(13,857,106)	(12,651,146)	(11,924,630)
Profit continued operations before tax		9,759,305	8,490,248	7,522,671
Income tax continued operations		(2,810,966)	(2,379,852)	(1,820,293)
Net income	[1]	3,941,699	6,365,581	6,214,971
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Interest on loans		2,103,723	2,283,112	2,415,234
Interest income on overnight and market funds		89,068	78,365	94,162
Interest and valuation on financial instruments		353,881	328,428	317,162
Total interest and valuation on financial instruments		2,546,672	2,689,905	2,826,558
Interest expenses		(1,241,640)	(1,336,251)	(1,238,112)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		1,305,032	1,353,654	1,588,446
Credit impairment charges on loans and advances , net		(161,369)	(456,748)	(270,501)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments and other financial instruments		1,143,663	896,906	1,317,945
Total fees and commissions, net		257,453	275,934	274,028
Other operating income		24,905	65,875	36,938
Dividends and net income on equity investments		8,561	11,474	13,499
Goodwill impairment		(5,022,822)	0	0
Total operating expenses		(909,939)	(982,520)	(1,017,555)
Profit continued operations before tax		(4,498,179)	267,669	624,855
Income tax continued operations		1,491,539	(12,484)	(112,262)
Net income		$ (3,006,640)	$ 255,185	$ 512,593

[1]	As of December 31, 2025, 2024 and 2023, the cash flow include the operations of Banistmo S.A. For more information, see Note 1. Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.